Cover Page Cover Page	Oct. 20, 2026
Cover Page [Abstract]
Entity Central Index Key	0001585689
Amendment Flag	false
Document Type	8-K
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Hilton Worldwide Holdings Inc.
Entity File Number	001-36243
Entity Tax Identification Number	27-4384691
Entity Address, Address Line One	7930 Jones Branch Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	883-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Period End Date	Oct. 20, 2026